LONG-TERM LOANS FROM BANKS (Tables)	12 Months Ended
Dec. 31, 2016
Loans Payable [Abstract]
Schedule of Long-Term Debt From Banks
	As of December 31,
	2016	2015
In U.S. Dollars, see also B, Cand E below	$40,000	$101,955
In JPY, see also D below	126,376	143,675
Total long-term loans from banks - principal amount	166,376	245,630
Fair value adjustments	--	(7,900)
Deferred issuance costs	(1,344)	(511)
Total long-term loans from banks	165,032	237,219
Current maturities	(31,869)	(26,681)
	$133,163	$210,538